Accounts Payable and Accrued Liabilities	6 Months Ended
Dec. 31, 2024
Accounts Payable And Accrued Liabilities
Accounts Payable and Accrued Liabilities

8.	Accounts Payable and Accrued Liabilities

	December 31, 2024	June 30, 2024
	$	$
Trade payables	2,475,840	470,172
Accrued liabilities	7,257,994	219,772
	9,733,834	689,944

Accounts payable of the Company are principally comprised of share issuance costs, provisions for flow-through taxes and penalties, and amounts outstanding for trade purchases incurred in the normal course of business.